COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Tables)	12 Months Ended
Jul. 31, 2015
Commitments, Contingencies, Risks and Uncertainties [Table Text Block]
Year ending July 31, 2016	343,551
Year ending July 31, 2017	343,551
Year ending July 31, 2018	343,551
Year ending July 31, 2019	343,551
After 2019	5,839,800
Total	$7,214,004